Net Income Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Net Income Per Share [Abstract]
Net Income per share

13) Net Income per share

The Company presents basic and diluted earnings per share (“EPS”) data for its common stock. Basic EPS is calculated by dividing the net income attributable to stockholders of the Company by the weighted average number of shares of common stock outstanding during the period. Diluted EPS is determined by adjusting the net income attributable to stockholders of the Company and the weighted average number of shares of common stock outstanding during the period for the effects of all dilutive potential common shares, including awards under stock-based compensation arrangements.

The Company’s unvested restricted stock awards are considered participating securities under FASB Codification topic, Earnings Per Share, because they entitle holders to non-forfeitable rights to dividends until the awards vest or are forfeited. When a company has a security that qualifies as a “participating security,” the Codification requires the use of the two-class method when computing basic EPS. The two-class method is an earnings allocation formula that determines EPS for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. In determining the amount of net income to allocate to common stockholders, income is allocated to both common stock and participating securities based on their respective weighted average shares outstanding for the period, with net income attributable to common stockholders ultimately equaling net income less net income attributable to participating securities. Diluted EPS for the Company’s common stock is computed using the more dilutive of the two-class method or the treasury stock method.

The company has 609,756 warrants that are exercisable at weighted average price of $5.22 on September 30, 2023, and 683,935 warrants that are exercisable at weighted average price of $5.64 at September 30, 2022.

The company has 185,434 options that are vested and exercisable on September 30,2023.

Schedule of earning per share

	Three Months Ended September 30,
	2023	2022
Net income attributable to common stockholders	$(1,943)	$(2,339)
Weighted average shares outstanding used in basic per common share computations	4,228,340	3,602,289
Basic /Diluted EPS	$(0.46)	$(0.64)

15) Net Income per share

The Company presents basic and diluted earnings per share (“EPS”) data for its common stock. Basic EPS is calculated by dividing the net income attributable to stockholders of the Company by the weighted average number of shares of common stock outstanding during the period. Diluted EPS is determined by adjusting the net income attributable to stockholders of the Company and the weighted average number of shares of common stock outstanding during the period for the effects of all dilutive potential common shares, including awards under stock-based compensation arrangements.

The Company’s unvested restricted stock awards are considered participating securities under FASB Codification topic, Earnings Per Share, because they entitle holders to non-forfeitable rights to dividends until the awards vest or are forfeited. When a company has a security that qualifies as a “participating security,” the Codification requires the use of the two-class method when computing basic EPS. The two-class method is an earnings allocation formula that determines EPS for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. In determining the amount of net income to allocate to common stockholders, income is allocated to both common stock and participating securities based on their respective weighted average shares outstanding for the period, with net income attributable to common stockholders ultimately equaling net income less net income attributable to participating securities. Diluted EPS for the Company’s common stock is computed using the more dilutive of the two-class method or the treasury stock method.

The company has 909,255 warranties that are excisable at weighted average price of $2.80 on December 31, 2022, and 841,848 warrant that are excisable at weighted average price of $2.94 at December 31,2021.

The company has 1,195,500 options that are vested and excisable on December 31,2022 and none on December 31,2021.

Schedule of earning per share

	Twelve Months Ended December 31,
	2022	2021
	(In thousands)
Net income attributable to common stockholders	$(9,609)	$(5,949)
Weighted average shares outstanding used in basic per common share computations	36,740,650	29,427,863
Basic / Dilutive EPS	$(0.26)	$(0.20)